July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares A.I. Innovation and Tech Active ETF | BAI | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares A.I. Innovation and Tech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 0.8%
Tesla, Inc.(a)	319,062	$99,295,285
Broadline Retail — 2.3%
Alibaba Group Holding Ltd., ADR	694,825	84,942,356
Amazon.com, Inc.(a)	796,240	216,242,859
		301,185,215
Communications Equipment — 6.6%
Accton Technology Corp.	2,048,000	132,745,089
Applied Optoelectronics, Inc.(a)(b)	1,580,183	149,042,861
Arista Networks, Inc.(a)	1,241,836	223,965,123
Lumentum Holdings, Inc.(a)	475,941	339,793,317
		845,546,390
Diversified Telecommunication Services — 2.3%
Space Exploration Technologies Corp., Class A(a)(b)	2,785,674	301,883,491
Electrical Equipment — 0.9%
Bloom Energy Corp., Class A(a)	538,650	110,859,557
Vertiv Holdings Co., Class A	23,451	5,665,058
		116,524,615
Electronic Equipment, Instruments & Components — 9.7%
Chroma ATE, Inc.	2,534,000	159,201,226
Corning, Inc.	10,007	1,383,468
Delta Electronics, Inc.	5,117,000	251,744,196
Elite Material Co. Ltd.	2,646,000	379,840,136
Fabrinet(a)	91,479	39,830,871
Flex Ltd.(a)	1,666,407	189,553,796
Unimicron Technology Corp.	9,771,000	229,256,667
		1,250,810,360
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A	1,358,811	483,913,361
IT Services — 5.2%
Akamai Technologies, Inc.(a)(b)	1,242,340	143,092,721
CoreWeave, Inc., Class A(a)	1,959,121	140,606,114
Quantinuum, Inc.(a)(b)	970,246	49,880,347
Snowflake, Inc.(a)	1,149,119	337,013,621
		670,592,803
Semiconductors & Semiconductor Equipment — 53.3%
Advanced Micro Devices, Inc.(a)	1,421,225	676,716,284
ASE Technology Holding Co. Ltd.	10,661,000	181,924,572
Broadcom, Inc.	1,747,425	680,237,604
Cerebras Systems, Inc., Class A(a)(b)	309,665	61,533,532
Credo Technology Group Holding Ltd.(a)	1,314,320	272,051,097
Intel Corp.(a)	3,813,329	343,962,276
Lam Research Corp.	1,951,647	571,871,604
Lasertec Corp.	716,200	164,534,163
Lattice Semiconductor Corp.(a)(b)	1,596,506	198,397,801
MACOM Technology Solutions Holdings, Inc.(a)	809,807	203,617,872
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.	1,099,204	$206,166,702
Micron Technology, Inc.	937,640	771,705,849
MKS, Inc.	270,460	80,448,327
Monolithic Power Systems, Inc.	42,070	59,993,082
Nvidia Corp.	3,228,564	648,134,223
SK Hynix, Inc.	649,025	737,068,485
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,550,770	626,898,772
Tower Semiconductor Ltd.(a)(b)	1,851,305	406,676,169
		6,891,938,414
Software — 7.7%
Anthropic PBC, NVS(c)	185,076	109,011,522
Crowdstrike Holdings, Inc., Class A(a)(b)	1,121,232	213,998,340
Datadog, Inc., Class A(a)	962,990	258,052,430
Figma, Inc., Class A, NVS(a)	2,905,923	70,672,047
Microsoft Corp.	289,244	134,417,472
OpenAI, NVS(c)	68,345	46,999,961
Palo Alto Networks, Inc.(a)	498,036	165,263,286
		998,415,058
Technology Hardware, Storage & Peripherals — 7.3%
Asia Vital Components Co. Ltd.	3,276,000	230,393,945
Sandisk Corp.(a)	224,046	272,177,802
Western Digital Corp.	804,646	438,403,327
		940,975,074
Total Long-Term Investments — 99.9% (Cost: $10,432,401,631)		12,901,080,066
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	466,913,565	467,053,639
Total Short-Term Securities — 3.6% (Cost: $467,007,983)		467,053,639
Total Investments — 103.5% (Cost: $10,899,409,614)		13,368,133,705
Liabilities in Excess of Other Assets — (3.5)%		(447,773,088)
Net Assets — 100.0%		$12,920,360,617

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares A.I. Innovation and Tech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$334,552,140	$132,497,082 (a)	$—	$(7,794)	$12,211	$467,053,639	466,913,565	$3,776,434 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	83,470,000	—	(83,470,000)(a)	—	—	—	—	1,428,835	—
				$(7,794)	$12,211	$467,053,639		$5,205,269	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,278,360,104	$2,466,708,479	$156,011,483	$12,901,080,066
Short-Term Securities
Money Market Funds	467,053,639	—	—	467,053,639
	$10,745,413,743	$2,466,708,479	$156,011,483	$13,368,133,705
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares A.I. Innovation and Tech Active ETF

in determining fair value:
Common Stocks
Assets:
Opening balance, as of April 30, 2026	$105,959,623
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	50,051,861
Purchases	—
Sales	—
Closing balance, as of July 31, 2026	$156,011,483
Net change in unrealized appreciation (depreciation) on investment still held at July 31, 2026(a)	$50,051,861
(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$156,011,483	Market	Revenue Multiple	32.14x-45.17x	41.24x

	$156,011,483
(a) A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares